                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar Morris Township, New Jersey February 11, 2002
-------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:       $16,193,036
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REPORT
                                DECEMBER 31, 2001
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.

COLUMN 1                  COLUMN 2 COLUMN 3 COLUMN 4  COLUMN 5                  COLUMN 6   COLUMN 7     COLUMN 8
                          TITLE OF  CUSIP      VALUE   SHRS OR                 INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER             CLASS    NUMBER   (x$1000)  PRN AMT SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE       SHARED NONE
-------------------------------------------------------------------------------------------------------------- ------ -----
AOL TIME WARNER             COM   00184A105     3852   120,000    SH     N/A    DEFINED        1      120,000
ALBERTSONS INC              COM   013104104     4305   136,700    SH     N/A    DEFINED        1      136,700
AMERICAN POWER CONVERSION   COM   029066107     5668   392,000    SH     N/A    DEFINED        1      392,000
AMSOUTH BANCORP             COM   032165102     2646   140,000    SH     N/A    DEFINED        1      140,000
APOGEE ENTERPRISES INC      COM   037598109        2       100    SH     N/A    DEFINED        1          100
ANDREW CORP                 COM   034425108     5494   251,000    SH     N/A    DEFINED        1      251,000
BANK OF AMERICA             COM   060505104     7995   127,000    SH     N/A    DEFINED        1      127,000
BELLSOUTH CORP              COM   079860102     6657   174,500    SH     N/A    DEFINED        1      174,500
CAREMARK RX INC             COM   141705103     6035   370,000    SH     N/A    DEFINED        1      370,000
CHEVRONTEXACO CORP          COM   166764100     7617    85,000    SH     N/A    DEFINED        1       85,000
CIGNA CORP                  COM   125509109     1390    15,000    SH     N/A    DEFINED        1       15,000
CIRCUIT CITY INC            COM   172737108     4095   157,800    SH     N/A    DEFINED        1      157,800
COMPUTER ASSOCIATES         COM   204912109     6708   194,500    SH     N/A    DEFINED        1      194,500
CONAGRA FOODS               COM   205887102     3428   144,200    SH     N/A    DEFINED        1      144,200
CONOCO INC                  COM   208251504     2547    90,000    SH     N/A    DEFINED        1       90,000
CONSTELLATION BRANDS INC    CL A  21036P108     7957   185,700    SH     N/A    DEFINED        1      185,700
CONSTELLATION ENERGY GRP    COM   210371100     8629   325,000    SH     N/A    DEFINED        1      325,000
COUNTRYWIDE CR INDS INC     COM   222372104     7305   178,300    SH     N/A    DEFINED        1      178,300
DEAN FOODS                  COM   242370104     6820   100,000    SH     N/A    DEFINED        1      100,000
FAIRMONT HOTELS             COM   305204109     1165    48,725    SH     N/A    DEFINED        1       48,725
FISHER SCIENTIFIC INTL INC  COM   338032204     7242   248,000    SH     N/A    DEFINED        1      248,000
FLOWSERVE CORP              COM   34354P105     5032   189,100    SH     N/A    DEFINED        1      189,100
GALLAGHER ARTHUR J & CO     COM   363576109     6819   197,700    SH     N/A    DEFINED        1      197,700
HCA-HEALTHCARE CO           COM   404119109     6359   165,000    SH     N/A    DEFINED        1      165,000
HERSHEY FOODS CORP          COM   427866108     6797   100,400    SH     N/A    DEFINED        1      100,400
HONEYWELL INC               COM   438516106    71157 2,104,000    SH     N/A    DEFINED        1    2,104,000
HOUSEHOLD INTL INC          COM   441815107     7526   129,900    SH     N/A    DEFINED        1      129,900
ITT INDS INC                COM   450911102     7242   143,400    SH     N/A    DEFINED        1      143,400
IVAX                        COM   465823102     5136   255,000    SH     N/A    DEFINED        1      255,000
JP MORGAN CHASE             COM   46625H100     5852   161,000    SH     N/A    DEFINED        1      161,000
JEFFERSON PILOT             COM   475070108     2656    57,400    SH     N/A    DEFINED        1       57,400
JOHNSON CTLS INC            COM   478366107     8317   103,000    SH     N/A    DEFINED        1      103,000


LOCKHEED MARTIN CORP            COM   539830109     8359   179,100    SH     N/A    DEFINED        1      179,100
MATTEL INC                      COM   577081102     6959   404,600    SH     N/A    DEFINED        1      404,600
MAVERICK TUBE                   COM   577914104     3664   282,900    SH     N/A    DEFINED        1      282,900
MAY DEPT STORES                 COM   577778103     6656   180,000    SH     N/A    DEFINED        1      180,000
MBNA CORP                       COM   55262L100     8272   235,000    SH     N/A    DEFINED        1      235,000
MERCURY GENERAL CORP            COM   589400100     8077   185,000    SH     N/A    DEFINED        1      185,000
MS DEAN WITTER                  COM   617446448     2797    50,000    SH     N/A    DEFINED        1       50,000
MUTUAL RISK MGMT LTD            COM   628351108     4814   659,400    SH     N/A    DEFINED        1      659,400
NEWELL RUBBERMAID               COM   651229106     2371    86,000    SH     N/A    DEFINED        1       86,000
NORFOLK SOUTHERN CORP           COM   655844108     5545   302,500    SH     N/A    DEFINED        1      302,500
PANAMERICAN BEVERAGES INC       COM   P74823108     2959   199,100    SH     N/A    DEFINED        1      199,100
PANCANADIAN ENERGY              COM   69831A107     3466   133,311    SH     N/A    DEFINED        1      133,311
PARKER DRILLING                 COM   701081101     2208   598,300    SH     N/A    DEFINED        1      598,300
PENTAIR INC                     COM   709631105     7280   199,400    SH     N/A    DEFINED        1      199,400
PHILLIPS PETRO                  COM   718507106     3616    60,000    SH     N/A    DEFINED        1       60,000
POLARIS INDUSTRIES              COM   731068102     5925   102,600    SH     N/A    DEFINED        1      102,600
POPULAR INC                     COM   733174106     4566   157,000    SH     N/A    DEFINED        1      157,000
PRAXAIR INC                     COM   74005P104     2950    53,400    SH     N/A    DEFINED        1       53,400
RADIAN GROUP INC                COM   750236101     8667   201,800    SH     N/A    DEFINED        1      201,800
ROYAL CARIBBEAN CRUISES LT      COM   V7780T103     5022   310,000    SH     N/A    DEFINED        1      310,000
RPM INC                         COM   749685103     4370   302,200    SH     N/A    DEFINED        1      302,200
SCHEIN HENRY INC                COM   806407102     3788   102,300    SH     N/A    DEFINED        1      102,300
SCHERING-PLOUGH CORP            COM   806605101     8559   239,000    SH     N/A    DEFINED        1      239,000
SPRINT CORP                     COM   852061506     6713   275,000    SH     N/A    DEFINED        1      275,000
STORAGE TECHNOLOGY CORP         COM   862111200     5744   277,900    SH     N/A    DEFINED        1      277,900
SUPER VALU INC                  COM   868536103     5862   265,000    SH     N/A    DEFINED        1      265,000
SYBASE INC                      COM   871130100     4633   294,000    SH     N/A    DEFINED        1      294,000
TELEFONOS DE MEXICO S A         ADR   879403780     6654   190,000    SH     N/A    DEFINED        1      190,000
TYCO INTL LTD NEW               COM   902124106     7940   134,800    SH     N/A    DEFINED        1      134,800
TYSON FOODS INC                 COM   902494103     6353   550,000    SH     N/A    DEFINED        1      550,000
ULTRAMAR DIAMOND SHAMROCK       COM   904000106     7160   144,700    SH     N/A    DEFINED        1      144,700
UNION PAC CORP                  COM   907818108     5426   952,000    SH     N/A    DEFINED        1      952,000
UST INC                         COM   902911106     9251   264,300    SH     N/A    DEFINED        1      264,300
VARIAN INC                      COM   922206107     3860   119,000    SH     N/A    DEFINED        1      119,000
WELLPOINT HEALTH NETWORKS INC.  COM   94973H108     7151    61,200    SH     N/A    DEFINED        1       61,200
WORTHINGTON INDUSTRIES          COM   981811102     2509   176,700    SH     N/A    DEFINED        1      176,700
ZALE CORP NEW                   COM   988858106     7375   176,100    SH     N/A    DEFINED        1      176,100
